16. FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Impaired Loans
Quantitative Information about Level 3 Fair Value Measurements
Fair Value Estimate	$ 5,053
Valuation Techniques	Property appraisals
Unobservable Input	Management discount for property type and recent market volatility
Range (Weighted Average)	5%-30% discount
Other Real Estate Owned
Quantitative Information about Level 3 Fair Value Measurements
Fair Value Estimate	$ 513
Valuation Techniques	Property appraisals
Unobservable Input	Management discount for property type and recent market volatility
Range (Weighted Average)	3%-61% discount